LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

10. LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases are mainly related to office facilities. For leases with terms greater than 12 months, the Company records the related asset and liability at the present value of lease payments over the term. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any material finance leases or any sublease activities. Short-term leases, defined as leases with initial term of 12 months or less, are not reflected on the consolidated balance sheet.

Right-Of-Use Assets
Balance as of December 31, 2024 (Audited)	$615,444
New right-of-use assets recognized	617,566
Amortization for the nine months ended September 30, 2025	(42,152)
Adjustment for non-exercising option	(651,530)
Adjustment for foreign currency translation difference	37,503
Balance as of September 30, 2025 (Unaudited)	$576,831

Lease Liability
Balance as of December 31, 2024 (Audited)	$615,444
New lease liability recognized	617,566
Imputed interest for the nine months ended September 30, 2025	30,109
Gross repayment for the nine months ended September 30, 2025	(72,261)
Adjustment for non-exercising option	(651,530)
Adjustment for foreign currency translation difference	37,503
Balance as of September 30, 2025 (Unaudited)	$576,831

Lease liability current portion	$57,562
Lease liability non-current portion	$519,269

Other information:

	Nine months ended September 30, 2025	Nine months ended September 30, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow to operating lease	$72,261	$70,482
Right-of-use assets obtained in exchange for operating lease liabilities		-
Remaining lease term for operating lease (years)	8.37	8.05
Weighted average discount rate for operating lease	6.65%	5.58%

11. LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

Right-Of-Use Assets
Balance as of December 31, 2023	$651,853
New right-of-use assets recognized	113,560
Amortization for the year ended December 31, 2024	(60,303)
Adjustment for non-exercising option	(105,772)
Adjustment for foreign currency translation difference	16,106
Balance as of December 31, 2024	$615,444

Lease Liability
Balance as of December 31, 2023	$651,853
New lease liability recognized	113,560
Imputed interest for the year ended December 31, 2024	34,678
Gross repayment for the year ended December 31, 2024	(94,981)
Adjustment for non-exercising option	(105,772)
Adjustment for foreign currency translation difference	$16,106
Balance as of December 31, 2024	$615,444

Lease liability current portion	64,787
Lease liability non-current portion	$550,657

Other information:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow to operating lease	$94,981	$93,691
Right-of-use assets obtained in exchange for operating lease liabilities	-	-
Remaining lease term for operating lease (years)	7.80	8.71
Weighted average discount rate for operating lease	5.58%	5.40%